Related Party Transaction and Balances (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transaction and Balances [Abstract]
Schedule of Relationship with Related Parties

Name and relationship with related parties:

Name of related parties	Relationship
Ms. Fen Ye	Significant shareholder, director, and chairlady of the Company
Mr. Biao Wei	A close family member of Ms. Fen Ye, director and Chief Executive Officer of the Company
Lishui Yuanmeng Training Company Limited (“Yuanmeng”)	Controlled by Mr. Biao Wei
Lianwai Kindergarten	Controlled by Ms. Fen Ye
Qingtian International School	Ultimately controlled by Mr. Biao Wei
Qingtian Zhongyi Education Investment Co., LTD (“Qingtian Zhongyi”)	Controlled by Ms. Fen Ye
Zhejiang Lishui Qiaoxiang Education Consulting Services Co., Ltd (“Qiaoxiang Education”)	Controlled by Mr. Biao Wei

Schedule of Transactions with Related Parties	Significant transactions with related parties for continuing operations
	For the years ended December 31,
	2022	2023	2024
Rental revenue:
–Lianwai Kindergarten	754,285	754,285	754,285
Total	754,285	754,285	754,285

	For the years ended December 31,
	2022	2023	2024
Disposal of Qingtian International School:
–Qiaoxiang Education	-	23,161,000	-

Schedule of Balances with Related Parties	Balances with related parties for continuing operations
	As of December 31,
	2023	2024
Due to related parties:
Mr. Biao Wei	-	1,817,485
Qingtian Zhongyi	8,000,000	-
Total	8,000,000	1,817,485

	As of December 31,
	2023	2024
Due from a related party:
Qingtian International school	10,750,000	9,542,000
Total	10,750,000	9,542,000

Schedule of Balances with Affected Entity	Balances with Affected Entity for continuing operations
	As of December 31,
	2023	2024
Due to Affected Entity:
Payables to Affected Entity, non-current	173,680,363	173,046,163
Total	173,680,363	173,046,163